Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Derivative Asset, Current	$ (0)	$ 216
LIABILITIES
Derivatives, current liability portion	1,939	1,724
Derivatives, non-current liability portion	2,265	(0)
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member]
ASSETS
Derivative Asset		216
LIABILITIES
Derivative Liability	212	1,724
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current		216
LIABILITIES
Derivatives, current liability portion	212
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
LIABILITIES
Derivatives, current liability portion		$ 1,724
Fair Value, Inputs, Level 1 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
LIABILITIES
Derivatives, current liability portion	1,727
Derivative Liability	3,992
Derivatives, non-current liability portion	$ 2,265